Prepaid Expenses And Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid clinical trials	$ 1,494	$ 3,192	$ 1,240
Deferred recapitalization costs	656	0
Other receivables	2,045	273
Prepaid other	968	425
Total prepaid expenses	$ 5,163	$ 3,890